EMPLOYEE EQUITY INCENTIVE PLAN (Details)	12 Months Ended
Dec. 31, 2017 $ / shares shares
Number of Options, Outstanding	35,187,847
Options, Exercisable	35,187,847
Option 1
Exercise Price per Option, Outstanding | $ / shares	$ 0.1
Number of Options, Outstanding	1,056,786
Remaining Life in Years, Outstanding	6 years 5 months 5 days
Options, Exercisable	1,056,786
Option 2
Exercise Price per Option, Outstanding | $ / shares	$ 0.5
Number of Options, Outstanding	689,631
Remaining Life in Years, Outstanding	8 years
Options, Exercisable	689,631
Option 3
Exercise Price per Option, Outstanding | $ / shares	$ .75
Number of Options, Outstanding	2,267,586
Remaining Life in Years, Outstanding	9 years
Options, Exercisable	1,996,779
Option 4
Exercise Price per Option, Outstanding | $ / shares	$ 1.0
Number of Options, Outstanding	9,734,403
Remaining Life in Years, Outstanding	9 years
Options, Exercisable	9,233,070
Option 5
Exercise Price per Option, Outstanding | $ / shares	$ 2.0
Number of Options, Outstanding	629,164
Remaining Life in Years, Outstanding	9 years
Options, Exercisable	629,164
Stock Options
Number of Options, Outstanding	14,377,570
Options, Exercisable	13,605,430